Earnings Per Share (FY)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Earnings Per Share
Note 8 - Earnings Per Share

The Company uses the two-class method in calculating basic and diluted earnings per share. Net income/(loss) is allocated between our common stock and other participating securities based on their participation rights. Diluted net income per share has been computed using the weighted average number of shares of common stock outstanding and other dilutive securities. The following table presents a reconciliation of the numerators and denominators of the basic and diluted earnings per share computations and the calculation of basic and diluted earnings per share for the three and six months ended June 30, 2021 and June 30, 2020 (in thousands, except share and per share data):

	Three Months Ended June 30,		Six Months Ended June 30,
Numerator	2021	2020	2021	2020
Net income/(loss)	$30,010	$7,814	$60,156	$414
Less: Preferred stock dividends	3,725	3,455	7,236	7,970
Less: Undistributed earnings allocated to preferred stock	3,287	—	6,518	—
Net income/(loss) attributable to common stockholders (for basic and diluted earnings per share)	$22,998	$4,359	$46,402	$(7,556)

Denominator
Weighted-average common shares outstanding for basic earnings per share	44,262,934	44,376,437	44,276,480	44,319,531
Effect of dilutive shares:
Unvested restricted shares	16,005	12,943	15,947	—
Weighted-average common shares outstanding for diluted earnings per share	44,278,939	44,389,380	44,292,427	44,319,531

Basic earnings per share	$0.52	$0.10	$1.05	$(0.17)
Diluted earnings per share	$0.52	$0.10	$1.05	$(0.17)

Note 8 - Earnings Per Share

The Company uses the two-class method in calculating basic and diluted earnings per share. Net income is allocated between our common stock and other participating securities based on their participation rights. Diluted net income per share has been computed using the weighted average number of shares of common stock outstanding and other dilutive securities. The following table presents a reconciliation of the numerators and denominators of the basic and diluted earnings per share computations and the calculation of basic and diluted earnings per share for the years ended December 31, 2020, 2019 and 2018, respectively (dollars in thousands, except share amounts):

	Year Ended December 31,
Numerator	2020	2019	2018
Net income	$54,746	$83,924	$52,825
Less: Preferred stock dividends	14,920	15,337	3,644
Less: Undistributed earnings allocated to preferred stock	—	1,673	—
Net income attributable to common shareholders (for basic and diluted earnings per share)	$39,826	$66,914	$49,181

Denominator
Weighted-average common shares outstanding for basic earnings per share	44,384,813	41,859,142	34,268,707
Effect of dilutive shares:
Unvested restricted shares	14,066	12,504	14,229
Weighted-average common shares outstanding for diluted earnings per share	44,398,879	41,871,646	36,779,735

Basic earnings per share	$0.90	$1.60	$1.44
Diluted earnings per share	$0.90	$1.60	$1.44